Line of Credit (Details) - USD ($)		1 Months Ended		6 Months Ended	12 Months Ended
	Aug. 31, 2023	Mar. 31, 2024	Aug. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Jan. 31, 2024	Apr. 26, 2023
Line of Credit [Line Items]
Bank credit facility				$ 65,300,000			$ 75,300,000
Unused line of credit					$ 78,200,000
Interest expenses				532,514	212,064
BIDV [Member]
Line of Credit [Line Items]
Bank credit facility				$ 22,400,000	$ 11,800,000	$ 100,000,000	$ 24,700,000	$ 90,000,000
Interest rate for credit facility	8.00%	6.50%	8.00%	9.50%	9.50%
Equity interest				$ 50,000,000
Unused line of credit				67,600,000	$ 78,200,000
Bank Credit Facility with BIDV [Member]
Line of Credit [Line Items]
Bank credit facility				34,700,000
VSun JV [Member]
Line of Credit [Line Items]
Equity interest					50,000,000
Property, Plant and Equipment [Member]
Line of Credit [Line Items]
Interest expenses				$ 73,479	$ 90,526